CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	¥ (74,499)	¥ 51,715	¥ 5,582
Income tax paid	(627)	(624)	(6,425)
Net cash (used in)/generated from operating activities	(75,126)	51,091	(843)
Cash flows from investing activities
Net cash used in business combinations	(642)	(7,273)	(69,951)
Proceeds from disposal of property, plant and equipment		166	11
Purchase of and deposit paid for property, plant and equipment	(1,597)	(33,237)	(38,355)
Purchase of and deposit paid for intangible assets	(81)	(205)	(6,807)
Deposit of long term investment			(21,287)
Deposit from investors		20,000
Restricted cash	(1,547)	8,712	(8,712)
Balances with related parties	(2,690)	1,550	(3,446)
Interest income received	155	113	1,185
Proceeds from disposal of subsidiaries	9,536	(1,351)	19,994
Proceeds from Ceased Operations of Subsidiaries	(23)
Net cash (used in)/(generated from) investing activities	3,111	(11,525)	(127,368)
Cash flows from financing activities
Proceeds from borrowings	164,300	97,880	276,595
Repayment of borrowings	(141,920)	(68,928)	(217,675)
Repayment of lease liabilities	(11,041)	(50,575)	(59,646)
Proceeds from other borrowings	112,014	143,018	3,000
Repayment of other borrowings	(157,098)	(152,687)	(3,915)
Proceeds from convertible note, net			32,797
Interest paid	(14,606)	(12,828)	(10,541)
Issuance of shares	94,153
Dividends paid to non-controlling interests	(250)	(1,115)	(936)
Share repurchase			(1,982)
Net cash generated from/(used in) financing activities	45,552	(45,235)	17,697
Net decrease in cash and cash equivalents	(26,463)	(5,669)	(110,514)
Cash and cash equivalents at beginning of the year	39,289	44,384	154,490
Effect of changes in foreign exchange rates	(665)	574	408
Cash and cash equivalents at end of the year	¥ 12,161	¥ 39,289	¥ 44,384